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February 3, 2014

Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:  Nordic American Offshore Ltd.

Ladies and Gentlemen:

On behalf of Nordic American Offshore Ltd., a Marshall Islands corporation (the "Company") we submit herewith the Company's draft Registration Statement on Form F-1 (the "Draft F-1 Registration Statement") to the staff (the "Staff") of the Securities and Exchange Commission. This letter and the Draft F-1 Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act in order for the Company to conduct its initial public offering (the "IPO"). The Company had less than $1 billion in operating revenues for the year ended December 31, 2013, and therefore the Company qualifies as an "emerging growth company" as defined under the JOBS Act.

In addition, concurrently with submission of the Draft F-1 Registration Statement, the Company intends to conduct an exchange offer (the "Exchange Offer") in the United States pursuant to a separate registration statement on Form F-4 and to apply for listing of its common shares on the New York Stock Exchange.  The Company has prepared a registration statement on Form F-4.  Based on conversations with the Staff in connection with offerings by issuers not affiliated with the Company and if acceptable to the Staff, the Company is submitting today the draft registration statement relating to the Exchange Offer on Form F-4 for concurrent review by the Staff.

The Company intends to file publicly via EDGAR its Registation Statement on Form F-1 and its Registration Statement on Form F-4, at least 21 days prior to the earlier of (i) commencement of the road show for the IPO; or (ii) the anticipated date of effectivess of the registration statement on Form F-4.  It is intended that concurrently or shortly following its IPO, the Company will commence the offer to exchange the unregistred common shares previously issued in the Private Placement, other than common shares owned by affiliates of the Company, for fungible common shares that have been registered under the Securities Act.

If you have any questions or comments concerning the enclosed, or would like to discuss the timing of the registration statement on Form F-1, please feel free to telephone the undersigned at (212) 574-1223 or Evan Preponis at (212) 574-1438.

Very truly yours, SEWARD & KISSEL LLP By: /s/ Gary J. Wolfe Gary J. Wolfe